Income Taxes (Details) - Schedule of Temporary Differences Arising from Deferred Income Taxes - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 08, 2023
Schedule Of Temporary Differences Arising From Deferred Income Taxes Abstract
Federal net operating losses	$ 1,976
State net operating losses	186
Investment in OpCo	62,972
Deferred tax assets, gross	65,134
Valuation allowance	(62,972)
Deferred tax assets, net	2,162	$ 77,700
Property, plant and equipment and developed technology	(59,881)
Deferred tax liabilities, gross	(59,881)
Deferred tax liabilities, net	$ (57,719)